Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000720064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 14, 2020
Document Effective Date	Sep. 16, 2020
Prospectus Date	Sep. 16, 2020
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DCAYX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class I
Prospectus:
Trading Symbol	DCMIX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class A
Prospectus:
Trading Symbol	DCAAX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class C
Prospectus:
Trading Symbol	DCACX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRCAX